RELATED PARTY TRANSACTIONS, Founder Shares (FY) (Details)			1 Months Ended	3 Months Ended	6 Months Ended
	Sep. 14, 2020	Jul. 03, 2020 USD ($) shares	Aug. 31, 2020 shares	Mar. 31, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares
Founder Shares [Abstract]
Proceeds from issuance of Class B common stock to Sponsor | $					$ 25,000
Stock conversion basis at time of business combination	1			1	1
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member]
Founder Shares [Abstract]
Stock conversion basis at time of business combination					1
Number of trading days					20 days
Trading day threshold period					30 days
Founder Shares [Member] | Sponsor [Member] | Class A Common Stock [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price (in dollars per share) | $ / shares					$ 12.00
Threshold period after initial Business Combination					150 days
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)		5,750,000
Proceeds from issuance of Class B common stock to Sponsor | $		$ 25,000
Ownership interest, as converted percentage				20.00%	20.00%
Number of shares no longer subject to forfeiture (in shares)				750,000	750,000
Founder Shares [Member] | Sponsor [Member] | Class B Common Stock [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			750,000
Founder Shares [Member] | Mr. De Sole [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			40,000
Founder Shares [Member] | Mr. Toubassy [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			25,000
Founder Shares [Member] | Mr. Hilfiger [Member] | Class B Common Stock [Member]
Founder Shares [Abstract]
Shares issued (in shares)			30,000